Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories
6.	Inventories

The Group’s inventory balance of $4 and $6,005 as of December 31, 2018 and 2019, respectively, consisted of finished goods purchased from Tesaro Inc.(“Tesaro”) and Novocure Limited (“Novocure”) for distribution in Hong Kong and Macau, and raw materials purchased for ZEJULA commercialization in PRC.